SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2016, 2015 and 2014:

	2016		2015		2014
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	125,000	12.56	189,000	13.17	423,000	9.99
Granted	279,000	14.38	—	—	—	—
Exercised	(125,000)	12.11	(64,000)	10.55	(224,000)	5.41
Forfeited	—	—	—	—	(10,000)	5.56
Options outstanding at end of year	279,000	13.03	125,000	12.56	189,000	13.17
Exercisable at end of year	—	—	125,000	12.56	189,000	13.17